Property, Plant and Equipment - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	€ 82,900,000	€ 79,200,000
Disposal related to non-cash transfers to inventory	30,700,000	48,200,000	222,900,000
Carrying amount	1,447,523,000	1,217,840,000	1,029,923,000
Depreciation	209,504,000	197,053,000	179,300,000
Variable interest entity, description	Variable Interest Entity Special Purpose Entity: The carrying amount of land, buildings and constructions includes an amount of EUR 29.5 million (2013: EUR 30.9 million) relating to our headquarters in Veldhoven, the Netherlands, which is owned by Koppelenweg II B.V., a "VIE". As of 2003, we are leasing the Veldhoven headquarters for a period of 15 years (starting in 2003) from an entity ("lessor") that was incorporated by the VIE Shareholders. The lessor’s shareholders' equity amounts to EUR 1.9 million and has not changed since 2003. The VIE shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. The entity is determined to be a VIE because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support. The primary purpose for which the VIE was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the VIE. The economic performance of the VIE is most significantly impacted by the ability of the lessee (ASML) to exercise the purchase option at any time during the lease term, and thus we could potentially benefit from increases in the fair value of the building. While the debt holders have an interest, and may absorb losses, and the equity holders have an interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the VIE, therefore only ASML meets both the power and losses/benefit criterion and consolidates the VIE.
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation	153,900,000	144,100,000	147,700,000
Research and Development Costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation	36,300,000	35,000,000	15,300,000
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	19,300,000	18,000,000	16,300,000
Non-Cash Transfers From Inventory [Member]
Property, Plant and Equipment [Line Items]
Additions related to non-cash transfers	95,500,000	115,900,000
Other Non-Cash Movements [Member]
Property, Plant and Equipment [Line Items]
Additions related to non-cash transfers	1,500,000	(12,500,000)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount	30,200,000	35,900,000
Carrying amount	372,877,000	313,922,000
Depreciation	112,090,000	114,677,000
Machinery and Equipment [Member] | Property Subject to Evaluation and Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Carrying amount	68,600,000	36,700,000
Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount	11,200,000	13,900,000
Carrying amount	61,690,000	52,584,000
Depreciation	24,236,000	22,170,000
Land, Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount	201,100,000	49,300,000
Carrying amount	973,389,000	797,539,000
Depreciation	52,242,000	47,791,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount	2,800,000	1,000,000
Carrying amount	39,567,000	53,795,000
Depreciation	€ 20,936,000	€ 12,415,000